Note 26 - Common Stock - Custody Of Share (Details)	12 Months Ended
Dec. 31, 2018
State Street Bank and Trust Co [Member]
Disclosure Of Custodied Shares Line Items
Percentage Of Shares Custodied	10.69%
Chase Nominees Ltd [Member]
Disclosure Of Custodied Shares Line Items
Percentage Of Shares Custodied	6.33%
The Bank of New York Mellon SANV [Member]
Disclosure Of Custodied Shares Line Items
Percentage Of Shares Custodied	2.31%